STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Sep. 30, 2019 ¥ / shares shares	Sep. 30, 2018 shares
Tranche 7 [Member]
Grant date	Jan. 03, 2012
Tranche 8 [Member]
Options outstanding	0	35,500
Number of options granted		0
Options exercised		0
Options cancelled/expired		(355,000)
Options outstanding		0
Options vested and exercisable	0	0
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 7.60
Tranche 9 [Member]
Grant date	Jan. 02, 2014
Options outstanding		34,500
Number of options granted		0
Options exercised		0
Options cancelled/expired		(34,500)
Options outstanding	34,500
Options vested and exercisable	34,500	34,500
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 6.50
Tranche 10 [Member]
Grant date	Jan. 02, 2015
Options outstanding	19,500	19,500
Number of options granted		0
Options exercised		0
Options cancelled/expired		0
Options outstanding	19,500	19,500
Options vested and exercisable	19,500	19,500
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 7.50
Tranche 11 [Member]
Grant date	Jan. 04, 2016
Options outstanding	13,500	13,500
Number of options granted		0
Options exercised		0
Options cancelled/expired		0
Options outstanding	13,500	13,500
Options vested and exercisable	13,500	13,500
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 9.00
Tranche 12 [Member]
Grant date	Apr. 19, 2016
Options outstanding	60,000	60,000
Number of options granted		0
Options exercised		0
Options cancelled/expired		0
Options outstanding	60,000	60,000
Options vested and exercisable	60,000	60,000
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 15.40
Tranche 13 [Member]
Grant date	May 16, 2016
Options outstanding	20,000	20,000
Number of options granted		0
Options exercised		0
Options cancelled/expired		0
Options outstanding	20,000	20,000
Options vested and exercisable	20,000	20,000
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 12.40
Tranche 14 [Member]
Grant date	Aug. 03, 2016
Options outstanding	20,000	20,000
Number of options granted		0
Options exercised		0
Options cancelled/expired		0
Options outstanding	20,000	20,000
Options vested and exercisable	20,000	20,000
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 14.40
Tranche 15 [Member]
Grant date	Jan. 03, 2017
Options outstanding	18,000	18,000
Number of options granted		0
Options exercised		0
Options cancelled/expired		0
Options outstanding	18,000	18,000
Options vested and exercisable	18,000	18,000
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 4.00
Tranche 16 [Member]
Grant date	Oct. 02, 2017
Options outstanding	2,500	0
Number of options granted		2,500
Options exercised		0
Options cancelled/expired		0
Options outstanding	2,500	2,500
Options vested and exercisable	2,500	2,500
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 7.70
Tranche 17 [Member]
Grant date	Dec. 22, 2017
Options outstanding	8,800	0
Number of options granted		8,800
Options exercised		0
Options cancelled/expired		0
Options outstanding	8,800	8,800
Options vested and exercisable	8,800	8,800
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 4.40
Tranche 18 [Member]
Grant date	Jan. 02, 2018
Options outstanding	29,000	0
Number of options granted		29,000
Options exercised		0
Options cancelled/expired		0
Options outstanding	29,000	29,000
Options vested and exercisable	29,000	29,000
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 5.10
Tranche 19 [Member]
Grant date	Mar. 01, 2018
Options outstanding	20,000	0
Number of options granted		20,000
Options exercised		0
Options cancelled/expired		0
Options outstanding	20,000	20,000
Options vested and exercisable	20,000	29,000
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 5.10
Tranche 20 [Member]
Grant date	Jan. 02, 2019
Options outstanding	0	0
Number of options granted	36,000	0
Options exercised		0
Options cancelled/expired		0
Options outstanding	36,000	0
Options vested and exercisable	36,000	0
Weighted average fair value at the grant date (USD) | ¥ / shares	¥ 4.00